[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


February 26, 2010


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

     Re:  Insured Municipals Income Trust, 226th Insured Multi-Series

          File No. 333-36731  CIK #896372

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on February 23, 2010.


Very truly yours,

/s/ John F. Tierney

John F. Tierney
Executive Director,
Van Kampen Funds Inc.